Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Amortized Cost
Amortized Cost	₨ 3,340,732.3	$ 44,312.6	₨ 2,617,505.3
Fair Value
Total	3,406,289.2	45,182.2	2,633,348.4
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	1,112,389.9
Over one year through five years	838,625.0
Over five years through ten years	916,798.3
Over ten years	345,526.5
Amortized Cost	3,213,339.7		2,577,245.6
Fair Value
Within one year	1,115,946.4	14,802.3
Over one year through five years	861,818.8	11,431.5
Over five years through ten years	946,302.3	12,552.1
Over ten years	353,232.1	4,685.4
Total	₨ 3,277,299.6	$ 43,471.3	₨ 2,593,045.0